SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of continuing involvement in derecognised financial assets [line items]
Outstanding and exercisable underlying shares, Beginning	3,602,215	3,602,215
Outstanding and exercisable underlying shares, Ending	10,778,061	3,602,215
Stock options [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Outstanding and exercisable underlying shares, Beginning	3,311,000	1,978,500
Granted	497,500	1,475,000
Cancelled / Forfeited	(497,500)	(122,500)
Expired	(306,000)
Exercised	(87,500)	(20,000)
Outstanding and exercisable underlying shares, Ending	2,917,500	3,311,000
Stock options outstanding	2,917,500
Stock options exercisable	2,576,250
Outstanding and exercisable Weighted Average Exercise Price, Beginning	$ 2.12	$ 2.24
Granted	1.30	1.98
Cancelled / Forfeited	2.14	2.54
Expired	1.61
Exercised	1.61	1.62
Outstanding and exercisable Weighted Average Exercise Price, Ending		$ 2.12
Stock options outstanding	2.04
Stock options exercisable	$ 2.14